Consolidated Statements of Income - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest and similar income		R$ 122,053,139	R$ 126,232,328	R$ 147,700,375
Interest and similar expenses		(55,244,669)	(75,589,415)	(91,037,386)
Net interest income		66,808,470	50,642,913	56,662,989
Net fee and commission income		23,831,590	22,748,828	20,341,051
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss		(11,676,573)	0	0
Net gains/(losses) on financial instruments classified as held for trading		0	9,623,108	16,402,770
Net gains/(losses) on financial assets at fair value through other comprehensive income		1,073,563	0	0
Net gains/(losses) on financial instruments classified as available for sale		0	570,358	(1,341,400)
Losses on investments held-to-maturity		0	(54,520)	0
Net gains/(losses) on foreign currency transactions		1,096,826	1,422,957	150,757
Net income from insurance and pension plans		7,656,872	6,239,990	4,155,763
Other operating income		(1,849,312)	17,801,893	19,367,890
Impairment of loans and advances		0	(16,860,835)	(15,350,278)
Expected loss on loans and advances		(15,091,975)	0	0
Expected loss on other financial assets		(1,172,860)	0	0
Personnel expenses	[1]	(18,871,462)	(20,723,265)	(17,003,783)
Other administrative expenses		(16,873,962)	(16,882,461)	(16,149,563)
Depreciation and amortization		(4,808,255)	(4,568,568)	(3,658,413)
Other operating income/(expenses)		(14,210,594)	(10,133,357)	(14,004,162)
Other operating expense		(71,029,108)	(69,168,486)	(66,166,199)
Income before income taxes and share of profit of associates and joint ventures		17,761,640	22,025,148	30,205,731
Equity in net income of associates		1,680,375	1,718,411	1,699,725
Income before income taxes		19,442,015	23,743,559	31,905,456
Income tax and social contribution		(2,693,576)	(6,428,956)	(13,912,730)
Net income for the year		16,748,439	17,314,603	17,992,726
Attributable to shareholders:
Controlling shareholders		16,583,915	17,089,364	17,894,249
Non-controlling interest		R$ 164,524	R$ 225,239	R$ 98,477
Common shares
Basic and diluted income per share based on the weighted average number of shares attributable to shareholders (expressed in R$ per share):
- Earnings per		R$ 2.36	R$ 2.43	R$ 2.55
Preferred shares
Basic and diluted income per share based on the weighted average number of shares attributable to shareholders (expressed in R$ per share):
- Earnings per		R$ 2.60	R$ 2.67	R$ 2.80

[1]	In 2017, includes the effects of the Special Voluntary Termination Plan.